AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 22, 1998

                            Registration Nos. 333-447
                                    811-7505

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
           Registration Statement Under The Securities Act Of 1933 [X]

                         Pre-Effective Amendment No.               [ ]

                       Post-Effective Amendment No. 5              [X]

                                    and/or
                   Registration Statement Under The Investment
                             Company Act Of 1940                   [X]

                               Amendment No. 8                     [X]
                        (check appropriate box or boxes)

                               INTRUST FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
             (Address of principal executive offices with zip code)

               Registrant's Telephone Number, including Area Code:
                                 (888) 266-8787

                            Ellen F. Stoutamire, Esq.
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (name and address of agent for service)

                                 WITH A COPY TO:
                             Steven R. Howard, Esq.
                    Paul, Weiss, Rifkind, Wharton & Garrison
                           1285 Avenue of the Americas
                          New York, New York 10019-6064

It is proposed that this filing will become effective: ____ immediately upon filing pursuant to paragraph (b) ____ 75 days after filing pursuant to paragraph
(a)(ii) ____ on [date] pursuant to paragraph (a)(ii) of Rule 485
 X       on November 25, 1998 pursuant to paragraph (b)

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing, made pursuant to Rule 485(b)(1)(iii), is solely for the purpose of extending the effective date for Registrant's Post-Effective Amendment No. 485(a) under the Securities Act of 1933, to November 1988, and incorporates by reference into this filing Post-Effective Amendment No. 4 in its entirety, including the cross-reference sheets, Prospectus, Statement of Additional Information, Part C and exhibits.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus within the State of Ohio on the 23rd day of October 1998. Registrant certifies that this Post-Effective Amendment is filed pursuant to Rule 485 solely for one of the purposes specified in paragraph (b) of that Rule and no material event requiring disclosure in the prospectus, other than those permitted by paragraph (b) of Rule 485, or that was previously discussed with the Staff of the Commission, has occurred since the latest of the dates specified in Rule 485(b)(2).

                                         INTRUST FUNDS TRUST

                                         By:    /s/  David Bunstine
                                                David Bunstine, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                         Date

/s/ Terry L. Carter*           Trustee                       October 23, 1998
Terry L. Carter


/s/ Thomas F. Kice*            Trustee                       October 23, 1998
Thomas F. Kice


/s/ George Mileusnic*          Trustee                       October 23, 1998
George Mileusnic


/s/ John J. Pileggi*           Trustee                       October 23, 1998
John J. Pileggi


/s/ G.L. Best*                 Trustee                       October 23, 1998
G.L. Best


/s/ Paul Kane                  Treasurer, Principal          October 23, 1998
Paul Kane                      Financial Officer


By: /s/ David Bunstine
        David Bunstine, Attorney-in-Fact

Date:        October 23, 1998

                          AMR INVESTMENT SERVICES TRUST
                                   SIGNATURES

         AMR Fund Investment Services Trust has duly caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the INTRUST Funds Trust to be signed on its behalf by the undersigned only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust, hereunto duly authorized, in the City of Forth Worth and the State of Texas on October 22, 1998.

                                      AMR INVESTMENT SERVICES TRUST

                                      By:    /s/  William F. Quinn
                                             William F. Quinn, President
Attest:

/s/ Barry Y. Greenberg
Barry Y. Greenberg, Vice President
And Assistant Secretary

         This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the INTRUST Funds Trust has been signed by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust.

Signature                           Title                    Date

/s/ William F. Quinn                Trustee and President    October 23, 1998
William F. Quinn


/s/ Alan D. Feld*                   Trustee                  October 23, 1998
Alan D. Feld


/s/ Ben J. Forston*                 Trustee                  October 23, 1998
Ben J. Forston

/s/ John S. Justin*                 Trustee                  October 23, 1998
John S. Justin

/s/ Stephen D. O'Sullivan*          Trustee                  October 23, 1998
Stephen D. O'Sullivan

/s/ Roger T. Staubach*              Trustee                  October 23, 1998
Roger T. Staubach


By: /s/ William F. Quinn
    William F. Quinn, Attorney-in-Fact

Date:        October 23, 1998